Shareholders' Equity (Details 2) - $ / shares	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Options outstanding	5,827,591	4,735,732
Exercise price per share	$ 2.29	$ 2.92
Options exercisable	2,730,807
Non-employees [Member]
Options outstanding	254,000
Options exercisable	181,067
February 16, 2012 [Member] | Non-employees [Member]
Issuance date	Feb. 16, 2012
Options outstanding	53,000
Exercise price per share	$ 3.16
Options exercisable	53,000
Exercisable through	Feb-16
February 13, 2013 [Member] | Non-employees [Member]
Issuance date	Feb. 13, 2013
Options outstanding	5,000
Exercise price per share	$ 3.14
Options exercisable	4,480
Exercisable through	Feb-19
August 1, 2013 [Member] | Non-employees [Member]
Issuance date	Aug. 01, 2013
Options outstanding	150,000
Exercise price per share	$ 3.08
Options exercisable	115,625
Exercisable through	Aug-19
May 14, 2014 [Member] | Non-employees [Member]
Issuance date	May 14, 2014
Options outstanding	3,000
Exercise price per share	$ 3.32
Options exercisable	1,760
Exercisable through	May-20
February 18, 2015 [Member] | Non-employees [Member]
Issuance date	Feb. 18, 2015
Options outstanding	3,000
Exercise price per share	$ 3.00
Options exercisable	1,202
Exercisable through	Feb-21
February 10, 2016 [Member] | Non-employees [Member]
Issuance date	Feb. 10, 2016
Options outstanding	40,000
Exercise price per share	$ 1.44
Options exercisable	5,000
Exercisable through	Feb-22